CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Jun. 08, 2023	Jun. 07, 2023	Dec. 31, 2022	Apr. 14, 2021
STOCKHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	100,000,000		100,000,000	100,000,000
Preferred stock, shares issued (in shares)	525,930			519,172
Preferred stock, shares outstanding (in shares)	525,930			519,172
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000		1,000,000,000	1,000,000,000	500
Common stock, shares issued (in shares)	3,549,484	1,259,135	25,183,996	509,200
Common stock, shares outstanding (in shares)	3,549,484	1,259,135	25,183,996	509,200